Stock Awards (Details 8) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Stock-based compensation
Stock-based compensation recognized	$ 584	$ 189	$ 957	$ 568	$ 193
Cost of product revenue
Stock-based compensation
Stock-based compensation recognized	66	3	16	10	6
Cost of professional services revenue
Stock-based compensation
Stock-based compensation recognized	19	4	27	17	9
Sales and marketing
Stock-based compensation
Stock-based compensation recognized	105	37	198	124	57
Research and development
Stock-based compensation
Stock-based compensation recognized	224	27	193	93	56
General and administrative
Stock-based compensation
Stock-based compensation recognized	$ 170	$ 118	$ 523	$ 324	$ 65